Dilutive and Antidilutive Options (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400